================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III








                                  ANNUAL REPORT








                         Period Ended November 30, 1995

================================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.
                      U.S. LARGE CAP VALUE PORTFOLIO III
                                ANNUAL REPORT

                              TABLE OF CONTENTS

                                                                             Page
                                                                             ----
Dimensional Investment Group Inc.
   Performance Chart ................................................           1
   Statement of Assets and Liabilities ..............................           2
   Statement of Operations ..........................................           3
   Statement of Changes in Net Assets ...............................           4
   Financial Highlights .............................................           5
   Notes to Financial Statements ....................................           6
   Report of Independent Accountants ................................           7

The DFA Investment Trust Company -- The U.S. Large Cap Value Series
   Performance Chart ................................................           8
   Statement of Net Assets ..........................................        9-10
   Statement of Operations ..........................................          11
   Statements of Changes in Net Assets ..............................          12
   Financial Highlights .............................................          13
   Notes to Financial Statements ....................................       14-15
   Report of Independent Accountants ................................          16


This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHART

==============================================================================
U.S. Large Cap Value Portfolio III
vs. Fama-French Large Cap Value Index
February 1995-November 1995

The following reflects the growth of a $10,000 investment.


               U.S.
         Large Cap Value    Fama-French
          Portfolio III       Index
         -------------      -----------
9501        10000           10000
9502        10470           10465
9503        10630.19        10504.77
9504        11020.32        10840.92
9505        11590.07        11421.99
9506        11849.69        11610.46
9507        12359.22        11958.77
9508        12738.65        12177.61
9509        13169.22        12669.59
9510        12629.28        12392.13
9511        13326.42        12846.92

                                                   From
Total Return (%)                              February 1995
------------------------------------------------------------------------------
                                                 33.26

*  The portfolio seeks to capture return
   premiums associated with high book-to-
   market ratios by investing in the U.S.
   Large Cap Value Series of the DFA
   Investment Trust Company which in turn
   invests on a market cap-weighted basis
   in companies that have market caps of
   approximately $500 million or less and
   book-to-market ratios in the upper 30%
   of publicly traded companies.

*  This portfolio's returns in fiscal
   1995 reflected the performance of large
   U.S. Companies with high book-to-market
   ratios.


Past performance is not predictive of
future performance.

Fama-French Large Cap Value Index courtesy of the Fama-French and CRSP, University of Chicago.

------------------------------------------------------------------------------

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. LARGE CAP VALUE PORTFOLIO III

                     STATEMENT OF ASSETS AND LIABILITIES

                              NOVEMBER 30, 1995

                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
  (10,155,396 Shares, Cost $111,144) at Value .....................................   $   134,987
Prepaid Expenses and Other Assets  ................................................            72
                                                                                      -----------
          Total Assets  ...........................................................       135,059
                                                                                      -----------
LIABILITIES:
Accrued Expenses  .................................................................            16
                                                                                      -----------
Net Assets  .......................................................................   $   135,043
                                                                                      ===========
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)  ......................    10,454,231
                                                                                      ===========
Net Asset Value, Offering and Redemption Price Per Share  .........................   $     12.92
                                                                                      ===========
NET ASSETS CONSIST OF:
Paid-In Capital  ..................................................................   $   111,220
Undistributed Net Investment Income  ..............................................             8
Accumulated Net Realized Loss  ....................................................           (28)
Unrealized Appreciation of Investment Securities  .................................        23,843
                                                                                      -----------
          Total Net Assets  .......................................................   $   135,043
                                                                                      ===========

                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. LARGE CAP VALUE PORTFOLIO III

                           STATEMENT OF OPERATIONS

                       FOR THE PERIOD FEBRUARY 3, 1995
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1995

                            (AMOUNTS IN THOUSANDS)

Investment Income
   Dividends ............................................................    $ 2,460
                                                                            ---------
Expenses
   Administrative Services ..............................................          8
   Accounting & Transfer Agent Fees .....................................         10
   Legal Fees ...........................................................          6
   Audit Fees ...........................................................          3
   Filing Fees ..........................................................         29
   Shareholder Reports ..................................................         10
   Directors' Fees and Expenses .........................................          6
   Other ................................................................          8
                                                                            ---------
     Total Expenses  ....................................................         80
                                                                            ---------
   Net Investment Income ................................................      2,380
                                                                            ---------
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investment Securities  .............................      1,692
Change in Unrealized Appreciation (Depreciation) of Investment
   Securities ...........................................................     23,843
                                                                            ---------
   Net Gain on Investment Securities ....................................     25,535
                                                                            ---------
Net Increase in Net Assets Resulting from Operations  ...................    $27,915
                                                                            =========

                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENT OF CHANGES IN NET ASSETS

                       FOR THE PERIOD FEBRUARY 3, 1995
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1995

                            (AMOUNTS IN THOUSANDS)

Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................................................    $  2,380
   Net Realized Gain on Investment Securities ...........................       1,692
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................      23,843
                                                                            ----------
     Net Increase in Net Assets Resulting from Operations  ..............      27,915
                                                                            ----------
Distributions From:
   Net Investment Income ................................................      (2,372)
   Net Realized Gains ...................................................      (1,720)
                                                                            ----------
     Total Distributions  ...............................................      (4,092)
                                                                            ----------
Capital Share Transactions (1):
   Shares Issued ........................................................     115,944
   Shares Issued in Lieu of Cash Distributions ..........................       3,465
   Shares Redeemed ......................................................      (8,189)
                                                                            ----------
     Net Increase From Capital Share Transactions  ......................     111,220
                                                                            ----------
     Total Increase  ....................................................     135,043
Net Assets
   Beginning of Period ..................................................          --
                                                                            ----------
   End of Period ........................................................    $135,043
                                                                            ==========
(1) Shares Issued and Redeemed:
   Shares Issued ........................................................      10,878
   Shares Issued in Lieu of Cash Distributions ..........................         269
   Shares Redeemed ......................................................        (693)
                                                                            ----------
                                                                               10,454
                                                                            ==========

                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. LARGE CAP VALUE PORTFOLIO III

                             FINANCIAL HIGHLIGHTS

                       FOR THE PERIOD FEBRUARY 3, 1995
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1995

               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

 Net Asset Value, Beginning of Period  .................... $      10.00
                                                             -----------
Income from Investment Operations
---------------------------------
   Net Investment Income .................................          0.23
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  ........................................          3.09
                                                             -----------
    Total from Investment Operations .....................          3.32
                                                             -----------
Less Distributions
------------------
   Net Investment Income .................................         (0.23)
                                                             -----------
   Net Realized Gains ....................................         (0.17)
                                                             -----------
     Total Distributions  ................................         (0.40)
                                                             -----------
Net Asset Value, End of Period  ..........................  $      12.92
                                                             ===========
Total Return  ............................................         33.27%#
Net Assets, End of Period (thousands)  ...................  $    135,043
Ratio of Expenses to Average Net Assets (1)  .............          0.31%*(a)
Ratio of Net Investment Income to Average Net Assets  ....          2.82%*(a)
Portfolio Turnover Rate  .................................           N/A


------------
*Annualized

#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1995, Dimensional Investment Group Inc. (the "Fund") consisted of eight portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, DFA One-Year Fixed Income Portfolio II, The DFA International Value Portfolio, DFA International Value Portfolio II and DFA International Value Portfolio III (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of U.S. Large Cap Value Portfolio III ("the Portfolio") are presented herein, the financial statements for the other Portfolios are presented elsewhere.

   The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1995, The Portfolio owned 32% of the outstanding shares of The Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements.

   1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

   2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1995, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

     Gross Unrealized Appreciation .......................      $23,843
     Gross Unrealized Depreciation .......................           --
                                                              ---------
     Net  ................................................      $23,843
                                                              =========

                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:


We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., U.S. Large Cap Value Portfolio III, as of November 30, 1995, and the related statement of operations and changes in net assets and the financial highlights for the period from February 3, 1995 (commencement of operations) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., U.S. Large Cap Value Portfolio III, as of November 30, 1995, and the results of its operations and the changes in its net assets, and its financial highlights for the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

==============================================================================
U.S. Large Cap Value Series
vs. Fama-French Large Cap Value Index
March 1993-November 1995

The following reflects the growth of a $10,000 investment.

              U.S.
           Large Cap       Fama-French
         Value Series        Index
         -------------     ----------
9302        10000           10000
9303        10298           10302
9304        10268.14        10247.4
9305        10379.03        10333.48
9306        10600.11        10500.88
9307        10750.63        10622.69
9308        11011.87        10979.61
9309        10820.26        10868.72
9310        10951.19        10906.76
9311        10849.34        10742.07
9312        11109.72        11018.14
9401        11428.57        11241.81
9402        10914.29        10748.29
9403        10472.26        10273.22
9404        10636.67        10418.07
9405        10564.34        10290.97
9406        10344.6         10097.5
9407        10802.87        10541.79
9408        11115.07        10821.15
9409        10790.51        10422.93
9410        11000.93        10620.96
9411        10508.09        10372.43
9412        10635.24        10403.55
9501        10879.85        10809.29
9502        11495.64        11311.92
9503        11671.53        11354.91
9504        12098.71        11718.26
9505        12729.05        12346.36
9506        13007.81        12550.08
9507        13577.56        12926.58
9508        13986.24        13163.13
9509        14470.17        13694.93
9510        13875.44        13395.01
9511        14634.43        13886.6

Annualized                                         From
Total Return (%)               One Year         March 1993
------------------------------------------------------------------------------
                                39.27             14.85

*  Dimensional's multifactor portfolios
   attempt to capture return premiums
   associated with high book-to-market
   ratios and capitalization. The U.S.
   Large Cap Value Series invests on a
   market cap-weighted basis in
   companies that have market caps of
   approximately $500 million or larger
   and book-to-market ratios in the upper
   30% of publicly traded companies, and
   is invested on a market cap-weighted
   basis.

*  This portfolio's returns in fiscal
   1995 reflected the performance of large
   cap high book-to-market U.S. companies.


Past performance is not predictive of
future performance.

Fama-French Large Cap Value Index courtesy of the
Fama-French and CRSP, University of Chicago.

------------------------------------------------------------------------------

                           STATEMENT OF NET ASSETS

                       THE U.S. LARGE CAP VALUE SERIES

                              NOVEMBER 30, 1995

                                       Shares            Value+
                                      ---------   -------------
    COMMON STOCKS -- (98.7%) ......
   *#AMR Corp. ....................     54,200     $ 4,153,075
     Aetna Life & Casualty Co. ....     80,426       5,901,257
     Ahmanson (H.F.) & Co. ........    137,100       3,667,425
     Albemarle Corp. ..............     43,200         793,800
     Alexander & Baldwin, Inc. ....     44,000       1,056,000
     Alleghany Corp. ..............      3,932         760,842
     Allstate Corp. ...............     37,400       1,533,400
    *Alumax, Inc. .................     30,600       1,017,450
     Aluminium Co. of America .....      5,700         333,450
     Ambac, Inc. ..................     23,100       1,019,287
    *Amdahl Corp. .................     84,433         802,114
    #Amerada Hess Corp. ...........     66,100       3,139,750
     American Financial Group, Inc.     36,300       1,089,000
    #American General Corp. .......    114,400       3,875,300
     American National Insurance
      Co...........................     17,900       1,096,375
     American President Companies,
      Ltd.  .......................     17,800         445,000
     Apple Computer, Inc. .........     79,300       3,028,269
     Argonaut Group, Inc. .........     15,900         524,700
     Arvin Industries, Inc. .......      9,100         160,387
     Asarco, Inc. .................     29,400       1,040,025
     Ashland, Inc. ................     45,100       1,572,863
     Avnet, Inc. ..................      9,200         432,400
     BHC Communications, Inc.
      Class A  ....................      4,400         396,550
     Ball Corp. ...................     20,500         586,813
     Bancorp Hawaii, Inc. .........     24,700         907,725
     Bank of Boston Corp. .........     51,500       2,388,313
     BankAmerica Corp. ............    259,275      16,496,372
     Bankers Trust New York Corp. .     55,700       3,613,537
     Bear Stearns Companies, Inc. .     82,995       1,805,141
     Berkley (W.R.) Corp. .........      7,100         318,613
    *Bethlehem Steel Corp. ........    105,400       1,475,600
     Block Drug Co., Inc. Class A .      7,764         298,919
     Boatmen's Bancshares, Inc. ...      8,200         316,725
    *Brunos, Inc. .................        767           8,054
    *Burlington Industries, Inc. ..     69,400         928,225
     CIGNA Corp. ..................     51,508       5,665,880
    *CNA Financial Corp. ..........     43,700       5,074,662
     CSX Corp. ....................     74,700       6,545,587
    *California Federal Bank FSB,
      Los Angeles Class A  ........     33,800         515,450
    *California Federal Bank FSB,
      Los Angeles Goodwill
      Securities  (Representing 10
      Shares)  ....................      2,580          13,222
     Centex Corp. .................     18,500         608,187
     Champion International Corp. .    106,500       5,018,812
     Chase Manhattan Corp. ........    104,600       6,367,525
     Chemical Banking Corp. .......    141,900       8,514,000
     Chesapeake Corp. .............     11,000         324,500
     Chiquita Brands International,
      Inc.  .......................     23,700         316,987
    *Chris-Craft Industries, Inc. .     13,753         565,592
     Chrysler Corp. ...............    447,413      23,209,549
     Cincinnati Financial Corp. ...     41,315       2,546,037
     Citicorp .....................    132,100       9,346,075
     Coca-Cola Enterprises, Inc. ..     92,100       2,670,900
     Comdicso, Inc. ...............     19,800         670,725
     Comerica, Inc. ...............     50,200       1,876,225

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                       Shares            Value+
                                      ---------   -------------
     Commerce Bancshares, Inc. ....     11,225     $   418,814
     Comsat Corp. Series 1 ........     32,800         635,500
     Conrail, Inc. ................     56,300       3,933,962
     Coors (Adolph) Co. Class B ...     24,500         499,187
     Countrywide Credit Industries,
      Inc.  .......................     45,700       1,005,400
    *Crown Vantage, Inc. ..........      4,820          82,543
    #Cummins Engine Co., Inc. .....     28,100       1,102,925
     Cyprus Amax Minerals Co., Inc.     66,000       1,815,000
     Diamond Shamrock, Inc. .......     19,100         479,887
     Dillard Department Stores,
      Inc.  Class A  ..............     77,400       2,234,925
     Dole Food, Inc. ..............     40,900       1,538,862
     Enserch Corp. ................     47,000         728,500
     Equitable Companies, Inc. ....     47,500       1,181,562
     Federal Paper Board Co., Inc.      31,500       1,638,000
   *#Federated Department Stores,
      Inc.  .......................    141,100       4,109,537
     Fina, Inc. Class A ...........     19,200         936,000
     Finova Group, Inc. ...........     17,900         868,150
     First Chicago Corp. ..........     59,300       4,121,350
     First Colony Corp. ...........     33,900         881,400
     First Hawaiian, Inc. .........     17,800         516,200
     First Union Corp. ............     75,000       4,096,875
     First of America Bank Corp. ..     25,800       1,157,775
     Fleming Companies, Inc. ......     24,697         571,117
     Florida East Coast Industries,
      Inc.  .......................      4,600         311,075
     Ford Motor Co. ...............    769,200      21,729,900
    *Fund American Enterprises
      Holdings, Inc.  .............      3,400         236,300
     GATX Corp. ...................     20,700       1,009,125
     General Motors Corp. .........    535,200      25,957,200
     General Motors Corp. Class H .     67,746       3,217,935
     Golden West Financial Corp. ..     38,700       1,978,537
     Goodrich (B.F.) Co. ..........     14,400       1,009,800
     Goodyear Tire & Rubber Co. ...     60,000       2,542,500
     Great Atlantic & Pacific Tea
      Co., Inc.  ..................     25,100         549,062
     Great Western Financial Corp.      83,400       2,126,700
     Helmerich & Payne, Inc. ......     16,200         441,450
     IMC Global, Inc. .............     14,200       1,098,725
     Inland Steel Industries, Inc.      32,500         849,062
     International Paper Co. ......    182,300       6,950,187
     International Speciality
      Products, Inc................     69,800         698,000
    #James River Corp. of Virginia     100,300       3,159,450
     Jefferson-Pilot Corp. ........      2,800         198,800
    #K Mart Corp. .................    566,500       4,390,375
    *Kaiser Aluminum Corp. ........     28,100         407,450
     Kerr-McGee Corp. .............     15,000         868,125
     Lafarge Corp. ................     41,400         802,125
    #Lehman Brothers Holdings, Inc.     79,300       1,794,162
     Liberty Corp. ................     16,500         546,562
     Lincoln National Corp. .......     73,750       3,447,812
     Loews Corp. ..................     40,600       6,232,100
     Longs Drug Stores Corp. ......     13,000         516,750
    #Louisiana-Pacific Corp. ......     76,600       2,068,200
     MBIA, Inc. ...................     28,900       2,225,300
     MCI Communications Corp. .....    368,500       9,834,344

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                       Shares            Value+
                                      ---------   -------------
   *#Magma Copper Co. .............     32,000    $    680,000
     Mellon Bank Corp. ............     55,600       2,974,600
     Mercantile Stores Co., Inc. ..     24,112       1,121,207
     Merrill Lynch & Co., Inc. ....     63,300       3,521,063
     Midamerican Energy Co.. ......     31,316         520,629
     Midlantic Corp. ..............     22,500       1,351,406
     Mitchell Energy & Development
      Corp. Class A  ..............     15,200         271,700
     Mitchell Energy & Development
      Corp. Class B  ..............     18,900         333,113
     Morgan (J.P.) & Co., Inc. ....     94,300       7,402,550
     Murphy Oil Corp. .............     31,100       1,224,563
     NationsBank Corp. ............    148,700      10,613,463
    *Nextel Communications Corp.
      Class A  ....................     69,800       1,068,813
     Norfolk Southern Corp. .......     93,800       7,386,750
     Nynex Corp. ..................      3,100         153,838
    #Occidental Petroleum Corp. ...    227,900       5,042,288
     Ogden Corp. ..................     33,596         713,915
     Ohio Casualty Corp. ..........     19,700         738,750
     Old Republic International
      Corp.  ......................     35,500       1,220,313
    *Oryx Energy Co. ..............     49,500         649,688
     Overseas Shipholding Group,
      Inc.  .......................     23,900         478,000
     PHH Corp. ....................     11,000         503,250
    #PNC Bank Corp. ...............    134,600       3,937,050
     Paine Webber Group, Inc. .....     65,200       1,458,850
     Pennzoil Co. .................     31,700       1,256,113
    *Petrie Stores Corp. ..........     21,500          61,813
     Potlatch Corp. ...............     19,200         775,200
     Providian Corp. ..............     65,800       2,640,225
     Pulte Corp. ..................     17,600         541,200
     RJR Nabisco Holdings Corp. ...    195,080       5,681,705
     Republic New York Corp. ......     25,400       1,600,200
     Reynolds Metals Co. ..........     43,600       2,517,900
    *Rowan Companies, Inc. ........     25,000         187,500
    #Ryder System, Inc. ...........     56,000       1,337,000
     Safeco Corp. .................     41,200       2,932,925
     Saint Paul Companies, Inc. ...     43,100       2,413,600
     Salomon, Inc. ................     75,600       2,749,950
     Shawmut National Corp. .......     49,100       1,841,250
     Smiths Food & Drug Centers,
      Inc.  Class B  ..............      8,000         193,000
     Southern New England
      Telecommunications Corp.  ...     42,800       1,551,500
     Springs Industries, Inc.
      Class A .....................     13,300         558,600
     Standard Federal
      Bancorporation, Inc..........     15,100         579,463
    *Storage Technology Corp. .....     36,300         898,425
    #Sun Company, Inc. ............     64,080       1,778,220
     TIG Holdings, Inc. ...........     44,100       1,190,700
     Tecumseh Products Co. Class A      11,000         578,875
     Textron, Inc. ................     37,500       2,873,438
     Times Mirror Co. Class A .....     74,600       2,424,500
     Timken Co. ...................     36,400       1,469,650
    *Toys 'R' Us, Inc. ............      2,150          49,988
     Transamerica Corp. ...........     47,000       3,601,375
    *Transport Holdings, Inc.
      Class A .....................        363          13,976

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                       Shares            Value+
                                      ---------   -------------
     Tyson Foods, Inc. Class A ....     48,400    $  1,152,525
     UMB Financial Corp. ..........     11,300         494,375
     UNUM Corp. ...................     31,000       1,677,875
    *USAir Group, Inc. ............     12,300         164,513
     USF&G Corp. ..................     22,000         379,500
     USLIFE Corp. .................     23,500         678,563
     USX-Marathon Group, Inc. .....    205,850       3,782,494
     USX-US Steel Group ...........     95,300       3,109,163
     Union Bank San Francisco, CA .     19,800       1,014,750
     Union Camp Corp. .............     41,200       2,023,950
     Union Pacific Corp. ..........    104,800       7,100,200
    *Unisys Corp. .................    119,800         778,700
     Unitrin, Inc. ................     29,900       1,401,563
     Valero Energy Corp. ..........     30,000         776,250
    *Vons Companies, Inc. .........     25,600         678,400
     Washington Mutual, Inc. ......     47,000       1,324,813
     Wesco Financial Corp. ........      4,000         656,000
     Westinghouse Electric Corp. ..      4,100          69,188
     Westvaco Corp. ...............     71,950       1,969,631
    #Woolworth Corp. ..............    128,700       1,930,500
     Yellow Corp. .................     11,500         137,281
                                                  -------------
   TOTAL COMMON STOCKS (Cost
     $352,885,601)  ...............                417,547,579
                                                  -------------
                                          Face
                                         Amount
                                        ---------
                                          (000)
TEMPORARY CASH INVESTMENTS -- (3.1%)
  Repurchase Agreement, PNC
   Securities Corp. 5.65%, 12/01/95
   (Collateralized by U.S.
   Treasury Notes 6.125%,
   05/31/97) (Cost $13,115,000)          $13,115       13,115,000
                                                    --------------
TOTAL INVESTMENTS -- (101.8%)
  (Cost $366,000,601) ...............                 430,662,579
                                                    --------------
OTHER ASSETS AND LIABILITIES --
  (-1.8%)
 Other Assets  ......................                   1,447,444
 Liabilities  .......................                  (9,082,706)
                                                    --------------
                                                       (7,635,262)
                                                    --------------
NET ASSETS -- (100.0%) Applicable to
  31,825,344 Outstanding $.01 Par
  Value Shares (Unlimited Number of
  Shares Authorized) ................                $423,027,317
                                                    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ........                $      13.29
                                                    ==============

------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. LARGE CAP VALUE SERIES

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1995

                            (AMOUNTS IN THOUSANDS)

Investment Income
   Dividends .............................................................    $ 8,912
   Interest ..............................................................        427
   Income From Securities Lending ........................................          2
                                                                             ---------
     Total Investment Income  ............................................      9,341
                                                                             ---------
Expenses
   Investment Advisory Services ..........................................        306
   Accounting & Transfer Agent Fees ......................................        240
   Custodian's Fee .......................................................         57
   Legal Fees ............................................................         11
   Audit Fees ............................................................         11
   Shareholders' Reports .................................................         10
   Trustees' Fees and Expenses ...........................................          4
   Other .................................................................         14
                                                                             ---------
     Total Expenses  .....................................................        653
                                                                             ---------
     Net Investment Income  ..............................................      8,688
                                                                             ---------
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investment Securities  ..............................     21,645
Change in Unrealized Appreciation (Depreciation) of Investment Securities      68,474
                                                                             ---------
 Net Gain on Investment Securities  ......................................     90,119
                                                                             ---------
Net Increase in Net Assets Resulting from Operations  ....................    $98,807
                                                                             =========

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. LARGE CAP VALUE SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                              Year Ended     Year Ended
                                                                               Nov. 30,       Nov. 30,
                                                                                 1995           1994
                                                                             ------------   ------------
Increase (Decrease) in Net Assets
Operations:  .............................................................
   Net Investment Income .................................................     $  8,688       $  5,301
   Net Realized Gain (Loss) on Investment Securities .....................       21,645         (5,273)
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................       68,474         (5,746)
                                                                             ------------   ------------
     Net Increase (Decrease) in Net Assets Resulting from Operations  ....       98,807         (5,718)
                                                                             ------------   ------------
Distributions From:
   Net Investment Income .................................................       (8,440)        (5,305)
   Net Realized Gains ....................................................       (5,278)            --
                                                                             ------------   ------------
     Total Distributions  ................................................      (13,718)        (5,305)
                                                                             ------------   ------------
Capital Share Transactions (1):
   Shares Issued .........................................................      209,434        124,500
   Shares Issued in Lieu of Cash Distributions ...........................       11,274          4,545
   Shares Redeemed .......................................................      (81,618)        (9,445)
                                                                             ------------   ------------
     Net Increase From Capital Share Transactions  .......................      139,090        119,600
                                                                             ------------   ------------
     Total Increase  .....................................................      224,179        108,577
Net Assets
 Beginning of Period  ....................................................      198,848         90,271
                                                                             ------------   ------------
 End of Period  ..........................................................     $423,027       $198,848
                                                                             ============   ============
(1) Shares Issued and Redeemed:
   Shares Issued .........................................................       18,580         11,986
   Shares Issued in Lieu of Cash Distributions ...........................        1,049            446
   Shares Redeemed .......................................................       (7,857)          (900)
                                                                             ------------   ------------
                                                                                 11,772         11,532
                                                                             ============   ============

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. LARGE CAP VALUE SERIES

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               Year Ended     Year Ended     Feb. 19 to
                                                                Nov. 30,       Nov. 30,       Nov. 30,
                                                                  1995           1994           1993
                                                              ------------   ------------    ------------
Net Asset Value, Beginning of Period  .....................     $   9.92       $  10.59        $ 10.00
                                                              ------------   ------------    ------------
Income from Investment Operations
---------------------------------
   Net Investment Income ..................................         0.32           0.33           0.20
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  .........................................         3.53          (0.65)          0.58
                                                              ------------   ------------    ------------
   Total from Investment Operations .......................         3.85          (0.32)          0.78
                                                              ------------   ------------    ------------
Less Distributions
------------------
   Net Investment Income ..................................        (0.31)         (0.35)         (0.18)
   Net Realized Gains .....................................        (0.17)            --          (0.01)
                                                              ------------   ------------    ------------
   Total Distributions ....................................        (0.48)         (0.35)         (0.19)
                                                              ------------   ------------    ------------
Net Asset Value, End of Period  ...........................     $  13.29       $   9.92        $ 10.59
                                                              ============   ============    ============
Total Return  .............................................        39.26%         (3.13)%         7.79%#
Net Assets, End of Period (thousands)  ....................     $423,027       $198,848        $90,271
Ratio of Expenses to Average Net Assets  ..................         0.21%          0.22%          0.23%*
Ratio of Net Investment Income to Average Net Assets  .....         2.84%          3.72%          3.75%*
Portfolio Turnover Rate  ..................................        29.41%         39.33%          0.75%*

------------
*Annualized

#Non-Annualized

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1995, The Trust consisted of seven investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The DFA One-Year Fixed Income Series, The DFA International Value Series and The Emerging Markets Series. These financial statements relate solely to The U.S. Large Cap Value Series (the "Series").

   The U.S. Large Cap Value Portfolio III invests solely in the Series. The Series also issues its shares to other investors.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements.

   1. Security Valuation: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

   Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of securities for which no quotations are readily available are determined in good faith at fair value using methods determined by the Board of Directors.

   2. Federal Income Taxes: It is the Series intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

   3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All repurchase agreements were entered into on November 30, 1995.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attribute to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1995, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1%.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended November 30, 1995, the Series made the following purchases and sales of investment securities (amounts in thousands):

     Purchases ............................................ $216,695
     Sales ................................................   88,364

E. INVESTMENT TRANSACTIONS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

     Gross Unrealized Appreciation .......................  $ 70,723
     Gross Unrealized Depreciation .......................    (6,061)
                                                            --------
     Net .................................................  $ 64,662

F. COMPONENTS OF NET ASSETS:

   At November 30, 1995, net assets consisted of (amounts in thousands):

     Paid-In Capital .....................................  $346,905
     Undistributed Net Investment Income .................       395
     Undistributed Net Realized Gain .....................    11,065
     Unrealized Appreciation of Investment Securities ....    64,662
                                                            --------
                                                            $423,027
                                                            ========
G. SECURITIES LENDING

   Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers from the Series is $24,044,039 and the related collateral cash indemnification received is $24,601,220 at November 30, 1995.

                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The U.S. Large Cap Value Series as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. Large Cap Value Series, as of November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996